STOCKHOLDERS' EQUITY (Details) - Share-based expense - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	$ 872,217	$ 863,709	$ 1,974,191	$ 4,967,799
Employee Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	740,844	695,788	1,574,906	1,319,355
Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	103,869	24,196	151,385	41,650
Feinsod Agreement [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense	$ 27,504	$ 143,725	192,800	$ 3,606,794
DB Option Agreement [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based expense [Line Items]
Share-based expense			$ 55,100